5. EQUITY TRANSACTIONS (Details - Warrant activity) - Warrants - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Warrants outstanding, beginning balance	2,604,096	2,164,094	1,430,738
Warrants granted		749,825	746,657
Warrants exercised		(2,660)	(12,049)
Warrants cancelled/forfeited	(128,357)	(307,163)	(1,252)
Warrants outstanding, ending balance	2,475,739	2,604,096	2,164,094
Warrants exercisable		2,164,094	2,164,094
Outstanding, Weighted Average Exercise Price	$ 3.64	$ 6.68	$ 6.84
Granted, Weighted Average Exercise Price		4.10	6.30
Exercised, Weighted Average Exercise Price		6.25	2.15
Cancelled/Forfeited, Weighted Average Exercise Price		5.18	2.10
Outstanding Weighted Average Exercise Price	5.80	3.64	6.68
Exercisable, Weighted Average Exercise Price		3.64	6.68
Warrants Weighted average estimated fair value of warrants granted	$ 3.47	$ 2.65	$ 5.11